Investment Strategy	Aug. 10, 2026
xETFs Korea AI Semiconductor ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks long-term capital appreciation by investing primarily in a portfolio of approximately 10 to 25 publicly listed equity securities (or corresponding American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”)) of Korean issuers engaged in the Korean semiconductor and AI semiconductor infrastructure value chain (“Semiconductor Business”), which may include the following categories of business activities:
•Memory, logic, and other semiconductor manufacturing;
•Semiconductor equipment, inspection, testing, and process technology manufacturing;
•Manufacturing of semiconductor related materials, chemicals, components, substrates, interconnect solutions, and enabling technologies; and
•Packaging, assembly, testing, distribution, and other supporting infrastructure activities related to products produced from any of the above activities.
The Fund will generally seek to invest primarily in the equity securities of companies engaged in Semiconductor Business, but may also seek exposure through swap agreements.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities (which may include depositary receipts) of, or instruments (such as swap agreements or U.S.-listed ETFs) that provide exposure to, Korean companies with at least 50% of their revenues, profits, or assets attributable to Semiconductor Business, or Korean companies that are significant participants in the Korean semiconductor and artificial intelligence (“AI”) semiconductor infrastructure ecosystem (“Korean Semiconductor Companies”). A company is considered to be a “Korean” company if (i) it is organized under the laws of South Korea; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within South Korea; (iii) the primary trading markets for its securities are located in South Korea; (iv) its principal place of business is in or otherwise headquartered in South Korea; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of South Korea.
Types of Equity Securities
The Fund may invest in:
•ordinary shares of Korean issuers listed on Korean exchanges; and
•depositary receipts (including ADRs and GDRs) listed on U.S. or other non-Korean exchanges of Korean issuers. The Fund may also invest in U.S.-listed ETFs that provide exposure to Korean Semiconductor Companies.
Depositary receipts are receipts, typically issued by a bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Depositary receipts may not necessarily be denominated in the same currency as their underlying securities. ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a non-U.S. issuer. Global Depositary Receipts (“GDRs”) are similar to ADRs in that they evidence ownership of underlying securities of a non-U.S. issuer but are generally issued for use in markets outside the United States and may be denominated in currencies other than U.S. dollars.
Portfolio Construction and Security Selection
In seeking to achieve the Fund’s investment objective, the Fund’s sub-adviser, WallStreetX ETFs, Inc. d/b/a xETFs (the “Sub-Adviser”) constructs the portfolio using its proprietary security selection methodology. In selecting and sizing positions, the Sub-Adviser generally considers a combination of quantitative and qualitative factors, including free-float market capitalization, liquidity, revenue and earnings profile, exposure to the Korean semiconductor industry, issuer-level caps, diversification considerations, and overall economic significance within Korea’s semiconductor ecosystem. The Sub-Adviser is subject to the oversight of the Adviser and the Board.
Swap Agreements
The Fund may achieve its exposure to Korean Semiconductor Companies through the use of one or more swap agreements. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of a reference asset or benchmark, such as a security or an index. The Fund’s swap agreements may reference any one or more of the Korean Semiconductor Companies. Generally, any such swap agreement will be fully funded with all collateral maintained by a third party pursuant to a tri-party collateral control arrangement, and be subject to daily collateral and exposure adjustments to align the value of collateral with the value of the referenced security.
Other ETFs
The Fund may invest in U.S.-listed ETFs that provide exposure to Korean Semiconductor Companies, including to obtain such exposure pending direct investment in Korean markets, for transition or cash management purposes, or where the Adviser and Sub-Adviser determine such investments are an efficient means of pursuing the Fund’s investment objective. The Fund’s investments in other investment companies are subject to the limits of Section 12(d)(1) of the Investment Company Act of 1940, as described in the SAI.
The Fund also may invest in cash, cash equivalents, or high-quality securities, such as (i) U.S. Government securities, including bills, notes, and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser and Sub-Adviser to be of comparable quality. Such investments are designed to provide liquidity or satisfy collateral requirements associated with the Fund’s swap investments.
Issuer Concentration and Industry Focus
The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in the semiconductor & semiconductor equipment industry. The Fund is deemed to be “non-diversified,” which means that it may invest a greater percentage of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities (which may include depositary receipts) of, or instruments (such as swap agreements or U.S.-listed ETFs) that provide exposure to, Korean companies with at least 50% of their revenues, profits, or assets attributable to Semiconductor Business, or Korean companies that are significant participants in the Korean semiconductor and artificial intelligence (“AI”) semiconductor infrastructure ecosystem (“Korean Semiconductor Companies”).
Strategy Portfolio Concentration [Text]	The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in the semiconductor & semiconductor equipment industry.
xETFS 2x Long Daily Korea AI Semiconductor ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the portfolio holdings (“Underlying Basket”) of the xETFs Korea AI Semiconductor ETF (the “KSMH ETF”). The Fund’s investment objective is daily, meaning that the Fund seeks to achieve its stated multiple for a single day, not for any other period.
The Fund seeks to achieve its investment objective by investing in financial instruments that Teucrium Investment Advisors LLC (the “Adviser”) and WallStreetX ETFs, Inc. d/b/a xETFs (the “Sub-Adviser”) believe in combination should produce daily returns (before fees and expenses) that correspond to two times (2x) the daily price performance of the Underlying Basket. The Fund invests in financial instruments, such as swap agreements, securities comprising the Underlying Basket, and ETFs (including affiliated ETFs), that provide daily leveraged exposure to the Underlying Basket or to ETFs that hold the securities of the Underlying Basket to seek returns equal to 200% of the daily return of the Underlying Basket. The financial instruments in which the Fund most commonly invests are swap agreements which are intended to produce economically leveraged investment results.
There can be no guarantee that such a strategy will produce the desired results or that the Fund’s financial instruments will provide returns that closely correlate to those produced by Underlying Basket. Generally, financial instruments, such as swap agreements, are subject to certain implementation costs and expenses not applicable to direct investments in securities that will cause the returns of the Fund’s swap agreements to differ from those of direct investments in the component securities of the Underlying Basket. Additionally, the Fund’s investments provide the Fund with indirect exposure to the component securities of the Underlying Basket, which also may contribute to differences in returns in comparison to those of direct investments in the component securities of the Underlying Basket.
Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in securities and financial instruments that the Adviser and Sub-Adviser believe, in combination, should produce daily returns consistent with the Fund’s investment objective of seeking daily investment results, before fees and expenses, that correspond to two times (2x) the daily price performance of the Underlying Basket.
The Fund generally expects to obtain its leveraged exposure through the use of swap agreements with a daily reset. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of a reference asset or benchmark, such as an index, or in the case of the Fund, the return earned on investments in the Underlying Basket that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The Fund’s swap agreements may reference one or more of the following: (i) one or more of the components securities of the Underlying Basket; (ii) the KSMH ETF; (iii) other exchange-traded funds that hold the component securities of the Underlying Basket; or (iv) other benchmarks that the Adviser and Sub-Adviser believe produce daily returns consistent with those of the Underlying Basket (collectively, a “Reference Asset” or the “Reference Assets”). Swap agreements used by the Fund are expected to be reset daily and structured so that the Fund’s exposure corresponds, on a daily basis, to approximately 200% of the Fund’s net assets. The Fund’s relative exposure to each of the component securities of the Underlying Basket is expected to approximately reflect their relative weightings in the Underlying Basket. The Fund’s swap agreements will generally be fully funded with all collateral maintained by a third party pursuant to a tri-party collateral control arrangement, and be subject to daily collateral and exposure adjustments to align the value of collateral with the value of the Reference Asset and the exposure provided by the swap with that needed by the Fund.
KSMH ETF
The KSMH ETF is an actively managed ETF that seeks long-term capital appreciation by investing primarily in a portfolio of approximately 10 to 25 publicly listed equity securities (or corresponding American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”)) of Korean issuers engaged in the Korean semiconductor and AI semiconductor infrastructure value chain (“Semiconductor Business”), which may include the following categories of business activities:
•Memory, logic, and other semiconductor manufacturing;
•semiconductor equipment, inspection, testing, and process technology manufacturing;
•manufacturing of semiconductor related materials, chemicals, components, substrates, interconnect solutions, and enabling technologies; and
•packaging, assembly, testing, distribution, and other supporting infrastructure activities related to products produced from any of the above activities.
The KSMH ETF will generally seek to invest primarily in the equity securities of companies engaged in Semiconductor Business, but may also seek exposure through swap agreements.
Under normal circumstances, the KSMH ETF invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities (which may include depositary receipts) of, or instruments (such as swap agreements or U.S.-listed ETFs) that provide exposure to, Korean companies with at least 50% of their revenues, profits, or assets attributable to Semiconductor Business, or Korean companies that are significant participants in the Korean semiconductor and artificial intelligence (“AI”) semiconductor infrastructure ecosystem (“Korean Semiconductor Companies”). A company is considered to be a “Korean” company if (i) it is organized under the laws of South Korea; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within South Korea; (iii) the primary trading markets for its securities are located in South Korea; (iv) its principal place of business is in or otherwise headquartered in South Korea; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of South Korea.
Portfolio Management and Rebalancing
The Adviser and Sub-Adviser, in their sole discretion, select the Fund’s investments, including the mix of Reference Assets for the Fund’s swap agreements, to achieve the desired exposure to the Underlying Basket. The Adviser and Sub-Adviser may consider the following factors, among others, when selecting the Reference Assets to use: liquidity, regulatory requirements, risk mitigation measures and market conditions.
The Fund will attempt to achieve its investment objective without regard to the overall market movement or the increase or decrease in the prices of component securities of the Underlying Basket. At the close of the markets on each trading day, the Adviser and Sub-Adviser determine the type, quantity, and mix of investment positions, so that the Fund’s exposure to the prices of component securities of the Underlying Basket is consistent with the Fund’s investment objective. The impact of movements in the prices of component securities of the Underlying Basket during the day will generally require the Fund to adjust its exposure to the Reference Assets on a daily basis. For example, if the value of the Underlying Basket, in the aggregate, has risen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased. Conversely, if the value of the Underlying Basket, in the aggregate, has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. These adjustments typically result in high portfolio turnover.
The Fund also expects to invest in cash, cash equivalents, or high-quality securities, such as (i) U.S. Government securities, including bills, notes, and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser and Sub-Adviser to be of comparable quality (“Other Investments”). Such Other Investments are designed to provide liquidity or satisfy collateral requirements associated with the Fund’s swap agreements.
The Fund is classified as a “non-diversified” investment company under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.
Daily rebalancing and the compounding of each day’s return over time means that the return of the Fund for a period longer than a single day will be the result of each day’s returns compounded over the period, which will likely differ in amount, and possibly even direction, from two times (2x) the price performance of the Underlying Basket for the same period. The Fund will lose money if the price performance of the Underlying Basket is flat over time, and the Fund can lose money regardless of the performance of the price of the Underlying Basket because of daily rebalancing, the volatility of the price of the Underlying Basket, compounding of each day’s return, and other factors. See “Principal Investment Risks” below.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the KSMH ETF invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities (which may include depositary receipts) of, or instruments (such as swap agreements or U.S.-listed ETFs) that provide exposure to, Korean companies with at least 50% of their revenues, profits, or assets attributable to Semiconductor Business, or Korean companies that are significant participants in the Korean semiconductor and artificial intelligence (“AI”) semiconductor infrastructure ecosystem (“Korean Semiconductor Companies”).